Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2019
Entity Registrant Name	GENERAL NEW YORK AMT-FREE MUNICIPAL MONEY MARKET FUND
Entity Central Index Key	0000803950
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 19, 2020
Document Effective Date	Nov. 23, 2020
Prospectus Date	Nov. 23, 2020
General Municipal Money Market Funds, Inc. | General Municipal Money Market Fund - Premier Shares | GENERAL MUNICIPAL MONEY MARKET FUNDS, INC.
Prospectus:
Trading Symbol	GMHXX
GENERAL NEW YORK AMT-FREE MUNICIPAL MONEY MARKET FUND | Premier Shares | GENERAL NEW YORK AMT-FREE MUNICIPAL MONEY MARKET FUND
Prospectus:
Trading Symbol	GNBXX